Nature of the Business (FY) (Details)	Sep. 30, 2021 customer core_vertical	Dec. 31, 2020 Customer core_vertical
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of customers (over)	500,000	500,000
Number of core verticals	3	3